Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net Income	$ 86,197	$ (186,994)	$ 1,672,070
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation	44,825	244,904	205,013
Provision for (recovery of) credit losses		(190,000)
Provision for valuation allowance on foreclosed assets, net	0	937,100
Amortization of deferred loan fees	(11,561)	(41,552)	(50,036)
ESOP expense	10,456	33,936	40,127
Stock based compensation	39,775	159,100	130,628
Net amortization of discounts and premiums on debt securities	24,044	73,654	101,677
Net gain on sale of loans	(65,867)	(174,553)	(129,520)
Realized gain on available for sale debt securities			(24,000)
Net gain on foreclosed assets	0	0	(246,751)
Net change in deferred taxes	139,805	(138,356)	249,564
Gain from proceeds on life insurance death benefit			(261,297)
Earnings on cash value of life insurance	(59,974)	(248,587)	(236,420)
Decrease (Increase) in interest receivable	78,537	14,956	(46,795)
Originations of loans held for sale	(2,601,000)	(4,392,500)	(3,868,410)
Proceeds from loans held for sale	2,666,867	4,567,053	3,997,930
Net change in operating leases	649	2,406	(6,800)
Net change in other assets	(362,649)	(750)	(21,880)
Net change in other liabilities	335,577	(243,264)	484,029
Net Cash Provided by Operating Activities	366,681	416,553	1,989,129
Investing Activities
Net change in interest-bearing deposits in other financial institutions	(179,130)	3,562,251	(1,817,066)
Proceeds from life insurance death benefit			966,834
Proceeds from sales, maturities, and repayments of debt securities available for sale	153,377	2,288,068	1,037,601
Proceeds from maturities and calls of debt securities held to maturity	7,509	11,594	22,828
Net increase in restricted stock	(45,569)	(559,140)	(447,273)
Net change in loans	196,279	14,672,675	(14,121,657)
Purchases of property and equipment	(1,647,636)	(2,264,879)	(65,363)
Net Cash Provided by (Used in) Investing Activities	(1,515,170)	17,710,569	(14,424,096)
Financing Activities
Net change in deposits	(8,646,179)	(24,273,552)	9,153,858
Borrowings of FHLB advances	5,000,000	5,000,000	8,000,000
Purchase and retirement of common stock		(156,220)	(1,371,844)
Net Cash Used in Financing Activities	(3,646,179)	(19,429,772)	15,782,014
Net Change in Cash and Cash Equivalents	(4,794,668)	(1,302,650)	3,347,047
Cash and Cash Equivalents, Beginning of Year	11,775,088	11,775,088	8,428,041
Cash and Cash Equivalents, End of Period	6,980,420	10,472,438	11,775,088
Supplemental Disclosure of Cash Flow Information
Interest	771,411	3,378,226	2,234,990
Taxes	$ 191,000	261,000	159,000
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Transfer of loans to foreclosed assets			2,087,809
Lease liabilities and right-of-use assets arising from adoption of ASC 842		$ 47,570	$ 698,837